Rule 497(e)

Registration Nos. 333-210186 and 811-23147

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS

DATED MARCH 9, 2021

1.       FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF

Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Opportunistic Fixed Income ETF, the third paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in Private MBS/ABS; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities.

2.       FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF

Notwithstanding anything to the contrary in the prospectus relating to First Trust TCW Unconstrained Plus Bond ETF, the fourth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund may invest a significant portion of its assets in securitized investment products, including up to 50% of its net assets in each of asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (collectively, “Private MBS/ABS”). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in Private MBS/ABS; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE